INVENTORY - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory [Line Items]
Work-in-process	$ 33,803	$ 51,538
Inventory, net	83,343	107,789
Cannabis
Inventory [Line Items]
Raw materials	12,010	12,649
Finished goods	22,931	24,138
Non Cannabis
Inventory [Line Items]
Raw materials	13,213	17,937
Finished goods	$ 1,386	$ 1,527